Earnings (loss) per share (Details) - Schedule of income and share data used in the basic and diluted earnings (loss) per ordinary share computations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of income and share data used in the basic and diluted earnings (loss) per ordinary share computations [Abstract]
Earnings (loss) attributable to ordinary shareholders of the Company for basic earnings (loss) per share calculation	$ 4,430,941	$ (30,675,420)	$ (42,403,369)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	177,715,336	121,941,226	111,771,000
Basic earnings (loss) per share	$ 0.02	$ (0.25)	$ (0.38)
Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	$ 4,430,941	$ (30,675,420)	$ (42,403,369)
Weighted average number of ordinary shares outstanding basic earnings (loss) per share calculation	177,715,336	121,941,226	111,771,000
Adjusted for:
- incremental shares issuable related to warrants issued	$ 150,394
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	177,865,730	121,941,226	111,771,000
Diluted earnings (loss) per share	$ 0.02	$ (0.25)	$ (0.38)